Document and Entity Information	3 Months Ended
Mar. 31, 2012
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2012
Trading Symbol	PVR
Entity Registrant Name	PENN VIRGINIA RESOURCE PARTNERS L P
Entity Central Index Key	0001144945